Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Pinnacle Focused Opportunities ETF
Shareholder Report [Line Items]
Fund Name	Pinnacle Focused Opportunities ETF
Class Name	Pinnacle Focused Opportunities ETF
Trading Symbol	FCUS
Annual or Semi-Annual Statement [Text Block]	semi-annual Shareholder Report May 31, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Pinnacle Focused Opportunities ETF (the "Fund") for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.pinnacleetfs.com. You can also request this information by contacting us at (844) 466-6723 or by sending an email request to info@pinnacledynamicfunds.com.
Additional Information Phone Number	(844) 466-6723
Additional Information Website	www.pinnacleetfs.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a$10,000 investment
Pinnacle Focused Opportunities ETF	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Material Change Description [Text Block]	There were no material changes during the reporting period. Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
Net Assets	$ 31,240,000
Holdings Count | Holdings	30
Investment Company, Portfolio Turnover	288.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024 )

Fund Size (Thousands)	$31,240
Number of Holdings	30
Portfolio Turnover	288%

Holdings [Text Block]

Sector Breakdown (% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments, investments purchased with proceeds from securities lending and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of May 31, 2024 )

Top 10 Holdings	(% of net assets)
NVIDIA Corp.	5.1
Vistra Corp.	5.0
AppLovin Corp.	4.5
Natera, Inc.	4.4
Vertiv Holdings Co.	4.3
EMCOR Group, Inc.	4.2
Coinbase Global, Inc.	4.2
Super Micro Computer, Inc.	4.1
General Electric Co.	4.0
Wingstop, Inc.	3.7